Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Intangible Assets

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Cost
At 1 January 2018	2,030	882	889	281	184	489	4,755
Exchange differences	74	32	39	(2)	—	1	144
Additions – internal development	—	124	—	—	—	—	124
Additions – purchased	—	6	—	—	—	—	6
Disposals	—	(94)	(18)	(12)	—	(33)	(157)
Disposal through business disposal	—	(2)	—	—	—	—	(2)
Transfer from property, plant and equipment	—	11	—	—	—	—	11
Transfer to assets classified as held for sale	7	—	—	—	—	—	7

At 31 December 2018	2,111	959	910	267	184	457	4,888
Exchange differences	(57)	(22)	(29)	(10)	(5)	(20)	(143)
Additions – internal development	—	137	—	—	—	—	137
Additions – purchased	—	1	—	—	—	—	1
Disposals	—	(15)	(88)	(19)	—	(47)	(169)
Acquisition through business combination	18	—	—	—	—	23	41
Transfer from property, plant and equipment	—	7	—	—	—	—	7
Transfer to intangible assets – pre-publication	—	(28)	—	—	—	—	(28)
Movement in held for sale	67	—	—	—	—	—	67

At 31 December 2019	2,139	1,039	793	238	179	413	4,801

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Amortisation
At 1 January 2018	—	(493)	(580)	(180)	(178)	(360)	(1,791)
Exchange differences	—	(23)	(26)	1	2	(10)	(56)
Charge for the year	—	(88)	(59)	(14)	(2)	(24)	(187)
Disposals	—	92	18	12	—	33	155

At 31 December 2018	—	(512)	(647)	(181)	(178)	(361)	(1,879)
Exchange differences	—	16	22	7	4	19	68
Charge for the year	—	(115)	(51)	(23)	(2)	(75)	(266)
Disposals	—	10	88	19	—	46	163
Transfer from property, plant and equipment	—	(3)	—	—	—	—	(3)
Transfer to intangible assets – pre-publication	—	16	—	—	—	—	16

At 31 December 2019	—	(588)	(588)	(178)	(176)	(371)	(1,901)

Carrying amounts
At 1 January 2018	2,030	389	309	101	6	129	2,964
At 31 December 2018	2,111	447	263	86	6	96	3,009

At 31 December 2019	2,139	451	205	60	3	42	2,900

Summary of Useful Economic Life of Intangible Assets
The range of useful economic lives for each major class of intangible asset (excluding goodwill and software) is shown below:

2019
Class of intangible asset	Useful economic life
Acquired customer lists, contracts and relationships	3-20 years
Acquired trademarks and brands	2-20 years
Acquired publishing rights	5-20 years
Other intangibles acquired	2-20 years

Summary of Amortisation Profile of Intangible Assets
The expected amortisation profile of acquired intangible assets is shown below:

	2019
All figures in £ millions	One to five years	Six to ten years	More than ten years	Total
Class of intangible asset
Acquired customer lists, contracts and relationships	154	49	2	205
Acquired trademarks and brands	42	14	4	60
Acquired publishing rights	3	—	—	3
Other intangibles acquired	31	11	—	42

Summary of Carrying Value of Goodwill
Impairment reviews were conducted on these revised CGUs as summarised below:

2019 CGUs

2019
All figures in £ millions	Goodwill
North American Courseware	—
OPM	18
Virtual Schools	386
Assessments	1,035
Core	700
Growth (includes the separate CGUs of Brazil, China, India and South Africa)	—

Total	2,139

Goodwill is tested at least annually for impairment. The recoverable amount of each aggregated CGU is based on the higher of value in use and fair value less costs of disposal. The value in use was higher than the fair value less costs of disposal in each of the CGUs. Other than goodwill there are no intangible assets with indefinite lives.

2018 CGUs

All figures in £ millions	2018
North America	930
Core	701
Growth (includes the separate CGUs of Brazil, China, India and South Africa)	—
Pearson VUE	480

Total	2,111

Summary of Detailed Information About In Carrying Value Of Goodwill
The table below shows the key assumptions for those CGUs for which the carrying value of goodwill is significant in comparison to the total carrying value of goodwill:

	Discount rate	Perpetuity growth rate
Virtual Schools	10%	2%
Core	10%	2%
Assessments	10%	2%

Summary of Cumulative Impact of Changes in Assumptions Used in Calculating the Fair Value

	Headroom at 31 December 2019	Discount rate	Discount rate for zero headroom	Perpetuity growth rate	Perpetuity growth rate for zero headroom	Contribution* reduction p.a. for zero headroom
North American Courseware	£115m	10.0%	10.3%	2.0%	1.6%	£9m
OPM	£81m	10.0%	10.3%	2.0%	0.3%	£7m
Core	£191m	10.0%	10.7%	2.0%	1.2%	£15m
Brazil	—	16.3%	16.3%	4.1%	4.1%	—